Earnings per Share - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Anti-dilutive securities (in shares)	60	1,200